UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                    ----------------------------

                            TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          M. Gervase Rosenberger, Esq.
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600
                                                           -------------

                       Date of fiscal year end: MARCH 31
                                               ---------

                   Date of reporting period: DECEMBER 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)

[GRAPHIC OMITTED]

CONTINENTS GRAPHIC

                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS--91.1%
              BELGIUM--2.0%
   1,219,490  Almanij  NV ........................................  $124,982,392
                                                                    ------------
              CANADA--1.5%
     144,800  Canadian Western Bank ..............................     3,212,272
     200,000  Melcor Developments Ltd. ...........................     8,554,855
   1,873,000  National Bank of Canada, Toronto ...................    77,474,340
                                                                    ------------
                                                                      89,241,467
                                                                    ------------
              CZECH REPUBLIC--0.0%++
       2,800  Philip Morris CR AS ................................     2,103,545
                                                                    ------------
              DENMARK--1.3%
     950,000  Danske Bank A/S ....................................    29,120,337
  19,501,939  Group 4 Securicor PLC + ............................    52,741,171
                                                                    ------------
                                                                      81,861,508
                                                                    ------------
              FINLAND--3.8%
   1,000,000  Huhtamaki Oyj ......................................    16,134,294
   2,800,922  Kone Oyj, B Shares .................................   217,350,329
                                                                    ------------
                                                                     233,484,623
                                                                    ------------
              FRANCE--5.6%
     433,783  BNP Paribas SA .....................................    31,426,715
   2,390,980  CNP Assurances .....................................   171,271,776
      37,278  Compagnie Lebon SA .................................     3,901,598
   1,509,131  Nexans SA ..........................................    59,343,700
       1,000  NSC Groupe .........................................        81,555
   1,001,109  Sanofi-Aventis .....................................    80,012,518
                                                                    ------------
                                                                     346,037,862
                                                                    ------------
              GERMANY--7.1%
     195,980  Boewe Systec AG ....................................    10,335,767
     768,493  Fraport AG .........................................    32,789,174
      15,723  Krones AG ..........................................     1,849,274
      42,354  KSB AG .............................................     7,340,132
     104,581  KSB AG, Vorzugsakt .................................    16,418,521
     108,159  Linde AG ...........................................     6,771,515
   1,418,243  Merck KGaA .........................................    97,582,521
   1,560,342  Springer (Axel) Verlag AG ..........................   182,396,917
   1,834,000  Volkswagen AG ......................................    83,137,012
                                                                    ------------
                                                                     438,620,833
                                                                    ------------
              HONG KONG--2.4%
  13,780,000  Jardine Strategic Holdings Ltd. ....................   115,063,000
  42,847,281  SCMP Group Ltd. ....................................    17,777,925
  10,010,125  Swire Pacific Ltd., Class B ........................    14,874,747
                                                                    ------------
                                                                     147,715,672
                                                                    ------------


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              IRELAND--0.7%
  11,693,068  Independent News & Media PLC .......................  $ 36,873,614
   1,111,317  Unidare PLC + ......................................     4,531,672
                                                                    ------------
                                                                      41,405,286
                                                                    ------------
              ITALY--1.9%
   1,150,500  Maffei SPA .........................................     2,658,489
   6,402,940  Mondadori (Arnoldo) Editore SPA ....................    73,890,119
   2,598,000  Natuzzi SPA, Sponsored ADR .........................    28,188,300
   1,005,000  Sol SPA ............................................     5,778,374
     805,250  Vincenzo Zucchi SPA ................................     3,973,165
                                                                    ------------
                                                                     114,488,447
                                                                    ------------
              JAPAN--6.9%
     722,000  Amatsuji Steel Ball Manufacturing Company Ltd. .....     7,327,803
     552,900  Chofu Seisakusho Company Ltd. ......................    10,332,815
       1,001  Coca-Cola Central Japan Company Ltd. ...............     7,639,133
     265,900  Credia Company Ltd. ................................     5,916,385
     455,000  Daiwa Industries Ltd. ..............................     1,456,426
   5,251,000  Fujitec Company Ltd. ...............................    27,620,660
     664,000  Fukuda Denshi Company Ltd. .........................    21,902,215
      22,100  Hurxley Corporation ................................       360,389
     319,000  Inaba Seisakusho Company Ltd. ......................     5,326,525
     321,000  Katsuragawa Electric Company Ltd. ..................     2,098,858
   1,461,000  Kawasumi Laboratories Inc. .........................    10,322,670
      69,100  Mandom Corporation .................................     1,874,676
     477,000  Matsumoto Yushi-Seiyaku Company Ltd. ...............    12,568,557
     309,600  Meito Sangyo Company Ltd. ..........................     5,381,064
      30,200  Milbon Company Ltd. ................................       832,585
     307,100  Mirai Industry Company Ltd. ........................     2,247,731
      71,000  Nankai Plywood Company Ltd. ........................       320,806
      40,000  Nippon Antenna Company Ltd. ........................       359,130
     634,000  Nippon Broadcasting System Inc. ....................    31,245,243
   1,203,000  Nippon Cable System Inc. ...........................    15,743,369
     162,780  Nippon Kanzai Company Ltd. .........................     2,565,528
   1,253,000  Nippon Konpo Unyu Soko Company Ltd. ................    13,279,575
     746,000  Nissha Printing Company Ltd. .......................    10,366,976
     101,200  Nissin Kogyo Company Ltd. ..........................     3,130,711
     721,500  Nitto FC Company Ltd. ..............................     4,217,610
     640,400  Riken Vitamin Company Ltd. .........................    15,499,092
     451,000  Sangetsu Company Ltd. ..............................    11,003,221
   1,483,200  Sanyo Shinpan Finance Company Ltd. .................   105,374,217
     760,600  Shikoku Coca-Cola Bottling Company Ltd. ............    10,250,694
     289,300  Shingakukai Company Ltd. ...........................     2,461,887
     331,500  Shinki Company Ltd. ................................     3,303,030
   1,100,000  Shionogi & Company Ltd. ............................    15,211,281
     204,000  SK Kaken Company Ltd. ..............................     7,266,517


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              JAPAN--(CONTINUED)
     612,000  Sonton Food Industry Company Ltd. ................. $    6,656,329
     484,070  Takefuji Corporation ..............................     32,737,436
     269,000  TENMA Corporation .................................      4,906,421
   1,073,000  Torishima Pump Manufacturing Company Ltd. .........      5,675,476
                                                                  --------------
                                                                     424,783,041
                                                                  --------------
              MEXICO--2.0%
   1,921,351  Coca-Cola Femsa SA de CV, Sponsored ADR ...........     45,651,300
   9,467,000  Embotelladoras Arca SA ............................     19,363,739
  30,132,400  Grupo Continental SA ..............................     57,848,153
                                                                  --------------
                                                                     122,863,192
                                                                  --------------
              NETHERLANDS--16.8%
   8,659,821  ABN Amro Holding NV ...............................    229,414,043
   1,980,990  Akzo Nobel NV .....................................     84,495,672
      23,620  Crown Van Gelder Gemeenschappelijk Bezit NV .......        513,367
   5,477,810  Heineken Holding NV, Class A ......................    165,667,082
   1,486,475  Heineken NV .......................................     49,562,637
   4,810,555  Holdingmaatschappij De Telegraaf NV ...............    119,332,104
   1,357,432  IMTECH NV .........................................     47,880,060
   1,409,414  Koninklijke Grolsch NV ............................     44,349,510
   2,030,576  Randstad Holding NV ...............................     79,903,731
   1,858,000  Stork NV ..........................................     64,021,068
     706,587  Twentsche Kabel Holding NV ........................     28,812,845
     739,643  Unilever NV, CVA ..................................     49,594,385
   4,498,159  Wegener NV ........................................     57,778,446
     685,097  Wolters Kluwer NV, CVA ............................     13,754,088
                                                                  --------------
                                                                   1,035,079,038
                                                                  --------------
              NEW ZEALAND--0.5%
  18,750,447  Carter Holt Harvey Ltd. ...........................     28,034,859
                                                                  --------------
              NORWAY--1.1%
   2,302,000  Schibsted ASA .....................................     65,373,433
                                                                  --------------
              SINGAPORE--3.2%
   6,708,510  Fraser & Neave Ltd. ...............................     66,986,469
   5,946,003  Jardine Cycle & Carriage Ltd. .....................     38,610,409
   1,618,990  Robinson & Company Ltd. ...........................      6,124,273
  11,465,650  Singapore Press Holdings Ltd. .....................     32,309,477
   6,292,000  United Overseas Bank Ltd. .........................     53,191,375
                                                                  --------------
                                                                     197,222,003
                                                                  --------------
              SOUTH KOREA--0.9%
      23,260  Daehan City Gas Company Ltd. ......................        356,135
      93,347  Dong Ah Tire & Rubber Company Ltd. ................        438,689


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              SOUTH KOREA--(CONTINUED)
   1,706,610  Korea Electric Power Corporation .................. $   44,264,373
      36,890  Samchully Company Ltd. ............................      2,312,752
     179,075  Tae Young Corporation .............................      6,486,971
                                                                  --------------
                                                                      53,858,920
                                                                  --------------
              SPAIN--2.7%
   3,214,521  Altadis SA ........................................    147,246,646
     189,588  Indo Internacional  SA ............................      1,551,339
   1,553,000  Recoletos Grupo de Comunicacion SA ................     15,093,041
                                                                  --------------
                                                                     163,891,026
                                                                  --------------
              SWEDEN--0.0%++
      33,000  Cloetta Fazer AB, B Shares ........................      1,221,597
                                                                  --------------
              SWITZERLAND--13.9%
      45,377  AFG Arbonia-Foster Holding AG, Bearer .............      7,258,883
   2,021,000  Compagnie Financiere Richemont AG .................     67,271,876
       2,406  Conzzeta Holding AG ...............................      2,803,579
       5,842  Daetwyler Holding AG, Bearer ......................     13,784,264
      92,315  Edipresse SA, Bearer ..............................     47,898,910
     116,263  Forbo Holding AG ..................................     25,346,581
      18,699  Gurit-Heberlein AG, Bearer ........................     15,252,240
       2,175  Helvetia Patria Holding, Registered ...............        324,022
      29,327  Loeb Holding AG ...................................      4,719,762
     752,565  Nestle SA, Registered .............................    196,893,930
           8  Neue Zuercher Zeitung + ...........................        504,793
   2,321,385  Novartis AG, Registered ...........................    116,977,716
      45,425  Phoenix Mecano AG .................................     13,382,618
     179,979  PubliGroupe SA, Registered ........................     55,160,216
     187,227  Sarna Kunsstoff Holding AG, Registered ............     19,412,596
     186,423  Siegfried Holding AG ..............................     23,132,781
     342,652  SIG Holding AG, Registered ........................     78,348,008
     138,109  Sika AG, Bearer ...................................     82,833,821
     374,960  Syngenta AG .......................................     39,833,935
     473,990  Tamedia AG ........................................     43,768,314
                                                                  --------------
                                                                     854,908,845
                                                                  --------------
              UNITED KINGDOM--8.6%
   4,885,418  AGA Foodservice Group PLC .........................     25,699,882
   6,393,323  Barclays PLC ......................................     71,928,847
   7,942,980  BBA Group PLC .....................................     43,576,118
     639,000  Burtonwood Brewery PLC ............................      6,980,587
   3,979,658  Carclo PLC ........................................      3,934,883
   7,848,369  Diageo PLC ........................................    111,955,920
   3,102,000  Elementis PLC .....................................      1,712,216
   3,062,500  Ennstone PLC ......................................      2,160,789


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS
              UNITED KINGDOM--(CONTINUED)
     950,957  GlaxoSmithKline PLC ............................... $   22,310,583
     593,139  GlaxoSmithKline PLC, Sponsored ADR ................     28,108,857
   3,171,539  Novar PLC .........................................     11,462,620
     584,000  Partridge Fine Art PLC ............................        655,915
     779,500  Raven Mount PLC ...................................      1,070,042
  10,338,047  Trinity Mirror PLC ................................    126,233,450
   4,940,572  TT Electronics PLC ................................     18,306,840
   5,025,000  Unilever PLC ......................................     49,346,975
                                                                  --------------
                                                                     525,444,524
                                                                  --------------
              UNITED STATES--8.2%
     313,000  American Express Company ..........................     17,643,810
   1,186,525  American International Group, Inc. ................     77,919,097
      75,700  American National Insurance Company ...............      7,884,912
   6,728,996  Hollinger International Inc., Class A .............    105,510,658
     580,100  MBIA Inc. .........................................     36,708,728
   3,686,000  Pfizer Inc. .......................................     99,116,540
     160,000  PNC Financial Services Group Inc. .................      9,190,400
     692,000  Popular Inc. ......................................     19,950,360
   4,135,000  Schering-Plough Corporation .......................     86,338,800
     409,000  Torchmark Corporation .............................     23,370,260
     350,000  Transatlantic Holdings Inc. .......................     21,640,500
                                                                  --------------
                                                                     505,274,065
                                                                  --------------

              TOTAL COMMON STOCKS
              (COST $3,253,895,901) .............................  5,597,896,178
                                                                  --------------

              PREFERRED STOCKS--1.8%
   2,005,567  ProSieben Sat. 1 Media AG .........................     36,801,895
   1,718,250  Villeroy & Boch AG ................................     21,627,015
   1,599,000  Volkswagen AG .....................................     53,053,677
                                                                  --------------

              TOTAL PREFERRED STOCKS
              (COST $82,011,100) ................................    111,482,587
                                                                  --------------

                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                                       MARKET
    FACE                                                               VALUE
    VALUE                                                             (NOTE 1)
    ------                                                            --------

              U.S. TREASURY BILLS--0.3%
$  5,043,000  1.750% ** due 2/24/05 ...........................  $    5,028,202
  12,000,000  2.365% ** due 5/26/05 ...........................      11,883,636
                                                                 --------------

              TOTAL U.S. TREASURY BILLS
              (COST $16,916,776) ..............................      16,911,838
                                                                 --------------

              REPURCHASE AGREEMENT--12.9%
              (COST $789,737,000)
 789,737,000  Agreement with UBS Warburg LLC, dated 12/31/04, to be repurchased at $789,839,666 on 1/3/05,
              collateralized by $575,868,000 U.S. Treasury Bonds,
              12.000%, 6.000%, 6.500% due 8/15/13, 2/15/26,
              11/15/26 (market value $805,533,780) ............     789,737,000
                                                                 --------------
TOTAL INVESTMENTS (COST $4,142,560,777*) .............    106.1%  6,516,027,603
UNREALIZED DEPRECIATION ON FORWARD
    CONTRACTS (NET) ..................................     (6.4)   (391,755,742)
OTHER ASSETS AND LIABILITIES (NET) ...................      0.3      20,269,495
                                                        -------- --------------
NET ASSETS ...........................................    100.0% $6,144,541,356
                                                        ======== ==============

--------------
  * AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 ** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  + NON-INCOME PRODUCING SECURITY.
 ++ AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

ADR-- AMERICAN DEPOSITORY RECEIPT
CVA-- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                    PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS       (NOTE 1)
----------------------                              -------------    -----------

COMMON STOCKS:
Printing and Publishing ...........................       15.4%  $  948,862,265
Food and Beverages ................................       14.8      911,208,985
Pharmaceuticals ...................................        9.3      568,791,597
Banking ...........................................        6.9      423,859,505
Machinery .........................................        6.7      409,822,116
Financial Services ................................        5.8      355,786,335
Insurance .........................................        4.9      302,410,567
Manufacturing .....................................        4.4      268,128,591
Holdings ..........................................        3.3      199,921,769
Chemicals .........................................        2.7      163,858,604
Tobacco ...........................................        2.4      149,350,191
Autos .............................................        2.3      140,621,501
Miscellaneous .....................................        1.9      116,193,220
Building Materials ................................        1.4       85,958,206
Commercial Services ...............................        1.3       82,907,948
Diversified Operations ............................        1.0       62,754,807
Retail ............................................        1.0       60,535,893
Membership Organizations ..........................        0.9       54,901,960
Construction Materials ............................        0.7       44,759,177
Paper Products ....................................        0.7       44,682,520
Engineering and Construction ......................        0.7       40,879,146
Airport Develop/maint .............................        0.5       32,789,174
Electronics .......................................        0.5       31,689,458
Broadcast, Radio and TV ...........................        0.5       31,245,243
Wholesale .........................................        0.3       15,534,893
Transportation ....................................        0.2       13,279,575
Real Estate .......................................        0.2       12,456,453
Medical Research and Supplies .....................        0.2       10,322,670
Textiles ..........................................        0.1        3,973,165
Other .............................................        0.1        3,531,929
Utilities .........................................        0.0++      2,668,887
Mining and Metal Fabrication ......................        0.0++      2,658,489
Health Care .......................................        0.0++      1,551,339
                                                         -----   --------------
TOTAL COMMON STOCKS ...............................       91.1    5,597,896,178
                                                         -----   --------------
PREFERRED STOCKS ..................................        1.8      111,482,587
U.S. TREASURY BILLS ...............................        0.3       16,911,838
REPURCHASE AGREEMENT ..............................       12.9      789,737,000
UNREALIZED LOSS ON FORWARD CONTRACTS ..............       (6.4)    (391,755,742)
OTHER ASSETS AND LIABILITIES (NET) ................        0.3       20,269,495
                                                         -----   --------------
NET ASSETS ........................................      100.0%  $6,144,541,356
                                                         =====   ==============

---------------
 ++ AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO BUY
    7,335,000  Canadian Dollar ....................       2/17/05 $  6,120,482
   19,200,000  Danish Krone .......................       3/17/05    3,510,986
   70,000,000  Hong Kong Dollar ...................       1/18/05    9,015,575
   65,000,000  Hong Kong Dollar ...................       1/27/05    8,376,291
  900,000,000  Japanese Yen .......................       1/18/05    8,794,298
1,500,000,000  Japanese Yen .......................       1/27/05   14,667,056
  420,000,000  Japanese Yen .......................       2/17/05    4,112,623
   14,000,000  New Zealand Dollar .................        9/2/05    9,861,495
   35,000,000  Swedish Krona ......................       4/28/05    5,276,339
                                                                  ------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $67,669,995) .....................               $ 69,735,145
                                                                  ============
FORWARD EXCHANGE CONTRACTS TO SELL
   13,350,000  Canadian Dollar ....................       2/17/05  (11,139,526)
    4,000,000  Canadian Dollar ....................       3/21/05   (3,337,617)
    8,000,000  Canadian Dollar ....................       4/11/05   (6,675,800)
    7,000,000  Canadian Dollar ....................       4/20/05   (5,841,711)
    4,500,000  Canadian Dollar ....................       4/29/05   (3,755,634)
    7,000,000  Canadian Dollar ....................       5/10/05   (5,842,521)
   13,300,000  Canadian Dollar ....................       5/19/05  (11,101,431)
   11,400,000  Canadian Dollar ....................       6/20/05   (9,518,046)
    1,325,000  Canadian Dollar ....................       7/11/05   (1,106,507)
    1,400,000  Canadian Dollar ....................       7/15/05   (1,169,193)
    4,000,000  Canadian Dollar ....................       7/25/05   (3,340,930)
    4,000,000  Canadian Dollar ....................        8/8/05   (3,341,461)
    4,500,000  Canadian Dollar ....................      10/12/05   (3,762,043)
   10,000,000  Canadian Dollar ....................       11/4/05   (8,362,685)
   11,000,000  Canadian Dollar ....................      11/18/05   (9,200,688)
    7,500,000  Canadian Dollar ....................        1/6/06   (6,276,269)
   42,000,000  Czechoslovakian Koruna .............      11/18/05   (1,885,515)
   24,000,000  Danish Krone .......................       3/17/05   (4,388,732)
   26,000,000  Danish Krone .......................        4/4/05   (4,755,645)
   15,500,000  Danish Krone .......................       4/28/05   (2,836,071)
   48,000,000  Danish Krone .......................       4/29/05   (8,782,797)
    7,500,000  Danish Krone .......................        5/6/05   (1,371,978)
   83,000,000  Danish Krone .......................       5/18/05  (15,175,395)
   20,000,000  Danish Krone .......................       6/20/05   (3,661,276)
   46,000,000  Danish Krone .......................       7/25/05   (8,432,900)
   15,000,000  Danish Krone .......................       8/16/05   (2,751,406)
   35,000,000  Danish Krone .......................       11/4/05   (6,431,516)
   20,000,000  European Economic Union Euro .......       1/12/05  (27,187,100)
    8,000,000  European Economic Union Euro .......       1/13/05  (10,874,920)
   28,000,000  European Economic Union Euro .......       1/27/05  (38,066,132)
   12,000,000  European Economic Union Euro .......        2/3/05  (16,315,183)
   15,000,000  European Economic Union Euro .......        2/7/05  (20,394,944)
   16,350,000  European Economic Union Euro .......       2/17/05  (22,233,119)
   15,000,000  European Economic Union Euro .......       3/11/05  (20,403,305)
   20,000,000  European Economic Union Euro .......        4/4/05  (27,214,491)


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
  14,500,000   European Economic Union Euro .......        4/8/05 $ (19,731,859)
  42,000,000   European Economic Union Euro .......       4/11/05   (57,157,290)
  60,000,000   European Economic Union Euro .......       4/15/05   (81,658,873)
 116,000,000   European Economic Union Euro .......       4/20/05  (157,887,358)
  55,000,000   European Economic Union Euro .......       4/28/05   (74,870,659)
  62,000,000   European Economic Union Euro .......       4/29/05   (84,401,098)
  27,000,000   European Economic Union Euro .......        5/2/05   (36,757,659)
  40,000,000   European Economic Union Euro .......        5/6/05   (54,460,714)
  20,000,000   European Economic Union Euro .......       5/10/05   (27,232,819)
  41,500,000   European Economic Union Euro .......       5/18/05   (56,518,319)
  40,000,000   European Economic Union Euro .......       5/19/05   (54,476,720)
  60,000,000   European Economic Union Euro .......       5/26/05   (81,728,014)
  27,000,000   European Economic Union Euro .......       5/31/05   (36,781,684)
  22,000,000   European Economic Union Euro .......        6/6/05   (29,973,936)
  18,000,000   European Economic Union Euro .......       6/13/05   (24,527,639)
  20,000,000   European Economic Union Euro .......       6/15/05   (27,254,046)
  41,000,000   European Economic Union Euro .......       6/29/05   (55,886,863)
  87,000,000   European Economic Union Euro .......       6/30/05  (118,591,962)
  16,000,000   European Economic Union Euro .......        7/6/05   (21,813,067)
   8,000,000   European Economic Union Euro .......       7/11/05   (10,907,805)
  15,000,000   European Economic Union Euro .......       7/13/05   (20,453,088)
  22,000,000   European Economic Union Euro .......       7/15/05   (29,999,261)
  50,000,000   European Economic Union Euro .......       7/29/05   (68,202,403)
  46,000,000   European Economic Union Euro .......        8/8/05   (62,760,850)
  25,000,000   European Economic Union Euro .......       8/16/05   (34,115,525)
  20,000,000   European Economic Union Euro .......       8/25/05   (27,298,153)
  85,000,000   European Economic Union Euro .......        9/2/05  (116,038,817)
  50,000,000   European Economic Union Euro .......        9/8/05   (68,267,690)
  86,000,000   European Economic Union Euro .......       9/16/05  (117,442,362)
  16,500,000   European Economic Union Euro .......       9/22/05   (22,535,704)
  45,000,000   European Economic Union Euro .......       9/30/05   (61,472,739)
  44,000,000   European Economic Union Euro .......      10/11/05   (60,123,302)
  28,000,000   European Economic Union Euro .......      10/12/05   (38,261,245)
  15,000,000   European Economic Union Euro .......       11/8/05   (20,511,020)
  45,000,000   European Economic Union Euro .......      11/18/05   (61,548,545)
  50,000,000   European Economic Union Euro .......      11/25/05   (68,399,322)
  60,000,000   European Economic Union Euro .......      11/30/05   (82,089,518)
  11,000,000   European Economic Union Euro .......       12/1/05   (15,050,124)
  30,000,000   European Economic Union Euro .......      12/15/05   (41,060,264)
  35,000,000   European Economic Union Euro .......        1/6/06   (47,930,478)
   7,000,000   Great Britain Pound Sterling .......        2/3/05   (13,407,187)
   5,500,000   Great Britain Pound Sterling .......       3/17/05   (10,509,878)
   9,000,000   Great Britain Pound Sterling .......       3/21/05   (17,194,221)
  12,000,000   Great Britain Pound Sterling .......        4/8/05   (22,903,603)
  20,000,000   Great Britain Pound Sterling .......       4/11/05   (38,166,744)
   6,000,000   Great Britain Pound Sterling .......       4/15/05   (11,447,652)
  10,000,000   Great Britain Pound Sterling .......       4/21/05   (19,073,492)
  15,000,000   Great Britain Pound Sterling .......       4/28/05   (28,599,864)


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
    5,000,000   Great Britain Pound Sterling .......      4/29/05  $ (9,532,794)
    7,000,000   Great Britain Pound Sterling .......       5/6/05   (13,340,983)
    4,000,000   Great Britain Pound Sterling .......      5/18/05    (7,618,586)
   16,500,000   Great Britain Pound Sterling .......       6/6/05   (31,397,342)
    6,000,000   Great Britain Pound Sterling .......      6/13/05   (11,413,796)
    6,000,000   Great Britain Pound Sterling .......      6/15/05   (11,412,820)
   17,500,000   Great Britain Pound Sterling .......      6/20/05   (33,280,268)
    5,000,000   Great Britain Pound Sterling .......      7/25/05    (9,494,840)
    6,000,000   Great Britain Pound Sterling .......       8/8/05   (11,387,256)
    4,500,000   Great Britain Pound Sterling .......      8/16/05    (8,537,634)
   23,000,000   Great Britain Pound Sterling .......       9/2/05   (43,606,298)
    8,500,000   Great Britain Pound Sterling .......      9/16/05   (16,106,089)
    9,000,000   Great Britain Pound Sterling .......     10/11/05   (17,037,922)
    6,000,000   Great Britain Pound Sterling .......       1/6/06   (11,326,891)
   70,000,000   Hong Kong Dollar ...................      1/18/05    (9,015,575)
   65,000,000   Hong Kong Dollar ...................      1/27/05    (8,376,291)
   75,000,000   Hong Kong Dollar ...................      4/15/05    (9,710,373)
   11,000,000   Hong Kong Dollar ...................       5/6/05    (1,426,034)
  160,000,000   Hong Kong Dollar ...................      5/10/05   (20,747,695)
  110,000,000   Hong Kong Dollar ...................       6/6/05   (14,288,405)
   47,000,000   Hong Kong Dollar ...................      6/30/05    (6,113,622)
  126,350,000   Hong Kong Dollar ...................      7/11/05   (16,445,827)
  101,000,000   Hong Kong Dollar ...................      7/13/05   (13,147,789)
  104,000,000   Hong Kong Dollar ...................      7/25/05   (13,547,841)
  137,000,000   Hong Kong Dollar ...................      8/16/05   (17,869,721)
  132,000,000   Hong Kong Dollar ...................      9/16/05   (17,248,927)
   85,000,000   Hong Kong Dollar ...................      9/30/05   (11,116,367)
   46,000,000   Hong Kong Dollar ...................     10/12/05    (6,020,063)
  900,000,000   Japanese Yen .......................      1/18/05    (8,794,298)
1,500,000,000   Japanese Yen .......................      1/27/05   (14,667,057)
  950,000,000   Japanese Yen .......................      2/17/05    (9,302,362)
3,042,048,800   Japanese Yen .......................      3/11/05   (29,832,909)
2,000,000,000   Japanese Yen .......................      3/24/05   (19,632,075)
3,800,000,000   Japanese Yen .......................      4/21/05   (37,383,689)
2,700,000,000   Japanese Yen .......................      4/28/05   (26,577,267)
1,600,000,000   Japanese Yen .......................       5/6/05   (15,760,053)
4,500,000,000   Japanese Yen .......................      5/10/05   (44,340,145)
4,500,000,000   Japanese Yen .......................      5/11/05   (44,343,895)
1,400,000,000   Japanese Yen .......................      5/26/05   (13,813,404)
2,250,000,000   Japanese Yen .......................      5/31/05   (22,209,423)
  900,000,000   Japanese Yen .......................      6/15/05    (8,894,502)
1,550,000,000   Japanese Yen .......................      7/11/05   (15,352,098)
  885,000,000   Japanese Yen .......................      7/15/05    (8,768,697)
7,700,000,000   Japanese Yen .......................      7/29/05   (76,388,510)
  550,000,000   Japanese Yen .......................       8/8/05    (5,461,225)
1,210,000,000   Japanese Yen .......................      8/16/05   (12,023,339)
  680,000,000   Japanese Yen .......................       9/2/05    (6,767,263)
  870,000,000   Japanese Yen .......................       9/8/05    (8,662,798)


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
  1,850,000,000  Japanese Yen .......................    11/18/05 $ (18,544,984)
    77,000,000   Mexican Peso .......................     2/17/05    (6,849,547)
   380,000,000   Mexican Peso .......................     3/23/05   (33,608,191)
    45,000,000   Mexican Peso .......................     4/21/05    (3,960,972)
    90,000,000   Mexican Peso .......................     4/29/05    (7,911,770)
   152,000,000   Mexican Peso .......................      5/6/05   (13,345,819)
   100,000,000   Mexican Peso .......................     6/15/05    (8,721,599)
    73,000,000   Mexican Peso .......................      9/2/05    (6,288,256)
    45,000,000   Mexican Peso .......................      9/8/05    (3,872,675)
   200,000,000   Mexican Peso .......................    12/15/05   (16,954,530)
   190,000,000   Mexican Peso .......................      1/6/06   (16,053,696)
    10,500,000   New Zealand Dollar .................      2/3/05    (7,555,684)
     7,350,000   New Zealand Dollar .................     2/17/05    (5,280,130)
     9,000,000   New Zealand Dollar .................      7/6/05    (6,373,306)
    14,000,000   New Zealand Dollar .................      9/2/05    (9,861,495)
    14,000,000   New Zealand Dollar .................    12/15/05    (9,774,121)
    55,000,000   Norwegian Krone ....................     5/10/05    (9,104,729)
   170,000,000   Norwegian Krone ....................     5/26/05   (28,155,558)
    60,000,000   Norwegian Krone ....................      7/6/05    (9,947,872)
    68,000,000   Norwegian Krone ....................      9/2/05   (11,293,021)
    40,000,000   Norwegian Krone ....................    10/12/05    (6,650,042)
    22,000,000   Singapore Dollar ...................     1/12/05   (13,481,334)
    37,000,000   Singapore Dollar ...................     1/20/05   (22,678,467)
    10,000,000   Singapore Dollar ...................     2/17/05    (6,134,106)
     5,900,000   Singapore Dollar ...................     3/17/05    (3,622,315)
    16,000,000   Singapore Dollar ...................     4/11/05    (9,832,016)
    10,000,000   Singapore Dollar ...................     5/31/05    (6,157,723)
    14,400,000   Singapore Dollar ...................     6/20/05    (8,874,006)
    40,000,000   Singapore Dollar ...................      7/6/05   (24,666,913)
    10,000,000   Singapore Dollar ...................     7/11/05    (6,168,208)
    13,000,000   Singapore Dollar ...................     7/13/05    (8,019,440)
    25,000,000   Singapore Dollar ...................     7/25/05   (15,430,887)
     9,500,000   Singapore Dollar ...................      8/8/05    (5,867,682)
    35,000,000   Singapore Dollar ...................      9/2/05   (21,643,777)
     4,000,000   Singapore Dollar ...................     9/16/05    (2,475,242)
     7,400,000   Singapore Dollar ...................     9/19/05    (4,579,859)
    12,000,000   Singapore Dollar ...................     9/30/05    (7,430,709)
    23,000,000   Singapore Dollar ...................     11/8/05   (14,268,622)
    21,000,000   Singapore Dollar ...................      1/6/06   (13,065,160)
 2,550,000,000   South Korean Won ...................      4/8/05    (2,460,440)
 3,550,000,000   South Korean Won ...................     6/13/05    (3,425,319)
14,000,000,000   South Korean Won ...................     7/26/05   (13,514,949)
11,800,000,000   South Korean Won ...................     8/10/05   (11,394,288)
11,500,000,000   South Korean Won ...................     8/25/05   (11,107,641)
 4,600,000,000   South Korean Won ...................     9/30/05    (4,446,019)
 9,000,000,000   South Korean Won ...................      1/6/06    (8,717,082)
    40,000,000   Swedish Krona ......................     4/28/05    (6,030,101)
    12,000,000   Swiss Franc ........................     1/13/05   (10,559,822)


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)




                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO SELL
  31,000,000   Swiss Franc ........................     1/27/05 $   (27,298,609)
  36,000,000   Swiss Franc ........................     2/17/05     (31,733,848)
   8,000,000   Swiss Franc ........................      4/4/05      (7,069,587)
   6,000,000   Swiss Franc ........................     4/11/05      (5,304,251)
  75,000,000   Swiss Franc ........................     4/21/05     (66,339,967)
  27,500,000   Swiss Franc ........................     4/28/05     (24,334,117)
  11,000,000   Swiss Franc ........................     4/29/05      (9,734,188)
  14,000,000   Swiss Franc ........................      5/6/05     (12,394,314)
  33,000,000   Swiss Franc ........................     5/10/05     (29,222,496)
  15,600,000   Swiss Franc ........................     5/18/05     (13,821,203)
  18,387,000   Swiss Franc ........................      6/6/05     (16,309,533)
  20,000,000   Swiss Franc ........................     6/15/05     (17,749,851)
   7,500,000   Swiss Franc ........................     6/20/05      (6,658,189)
  20,000,000   Swiss Franc ........................     6/30/05     (17,765,806)
  14,000,000   Swiss Franc ........................      7/6/05     (12,440,500)
  15,000,000   Swiss Franc ........................     7/11/05     (13,333,070)
   9,850,000   Swiss Franc ........................     7/13/05      (8,756,424)
  37,000,000   Swiss Franc ........................     7/15/05     (32,896,065)
  12,000,000   Swiss Franc ........................     7/25/05     (10,675,344)
   9,000,000   Swiss Franc ........................      8/8/05      (8,013,184)
  10,000,000   Swiss Franc ........................     8/16/05      (8,907,783)
  34,000,000   Swiss Franc ........................      9/2/05     (30,317,176)
  64,000,000   Swiss Franc ........................      9/8/05     (57,088,058)
   7,500,000   Swiss Franc ........................     9/19/05      (6,694,401)
  15,000,000   Swiss Franc ........................     9/22/05     (13,391,201)
  20,000,000   Swiss Franc ........................     9/30/05     (17,863,548)
  17,500,000   Swiss Franc ........................    10/11/05     (15,640,931)
  12,000,000   Swiss Franc ........................     11/4/05     (10,740,692)
  14,000,000   Swiss Franc ........................     11/8/05     (12,533,823)
  13,000,000   Swiss Franc ........................    11/18/05     (11,645,557)
  15,000,000   Swiss Franc ........................    11/25/05     (13,442,845)
   6,000,000   Swiss Franc ........................    11/30/05      (5,378,758)
  10,000,000   Swiss Franc ........................     12/1/05      (8,965,136)
  45,000,000   Swiss Franc ........................    12/15/05     (40,377,169)
                                                                ---------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $4,241,135,836) ..................             $(4,634,956,728)
                                                                ===============

                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the
--------------------------------------------------------------------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was
$2,467,602,682   and  the  aggregate  gross  unrealized   depreciation  for  all
securities, in which there was an excess of tax cost over value, was $94,135,856.

--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)

[GRAPHIC OMITTED]

AMERICA GRAPHIC


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCK - DOMESTIC--70.8%
              AUTOMOTIVE PARTS--1.5%
     348,300  Dollar Thrifty Automotive Group Inc. + .............  $ 10,518,660
                                                                    ------------
              BANKING--12.1%
      40,000  Comerica Inc. ......................................     2,440,800
     429,020  PNC Financial Services Group Inc. ..................    24,642,909
   1,295,000  Popular Inc. .......................................    37,334,850
     360,000  Wells Fargo & Company ..............................    22,374,000
                                                                    ------------
                                                                      86,792,559
                                                                    ------------
              BASIC INDUSTRIES--2.6%
     259,875  Gorman-Rupp Company ................................     5,977,125
     254,212  Rayonier Inc., REIT ................................    12,433,509
       9,737  Tecumseh Products Company, Class B .................       443,180
                                                                    ------------
                                                                      18,853,814
                                                                    ------------
              BROADCAST, RADIO AND TV--3.6%
     776,060  Comcast Corporation, Class A + .....................    25,485,810
                                                                    ------------
              CHEMICALS--0.8%
     220,700  Oil-Dri Corporation of America .....................     4,018,947
      77,500  Stepan Company .....................................     1,887,900
                                                                    ------------
                                                                       5,906,847
                                                                    ------------
              COMPUTER SERVICES--2.3%
     718,115  Electronic Data Systems Corporation ................    16,588,457
                                                                    ------------
              CONSUMER NON-DURABLES--0.2%
      89,205  M & F Worldwide Corporation + ......................     1,214,972
                                                                    ------------
              CONSUMER SERVICES--3.6%
     869,830  ProQuest Company + .................................    25,833,951
                                                                    ------------
              DIVERSIFIED FINANCIAL SERVICES--17.6%
     719,390  American Express Company ...........................    40,552,014
     887,500  Federated Investors Inc., Class B ..................    26,980,000
     383,645  Freddie Mac ........................................    28,274,637
     471,573  MBIA Inc. ..........................................    29,841,139
                                                                    ------------
                                                                     125,647,790
                                                                    ------------
              FOOD AND BEVERAGES--0.2%
      21,441  Coca-Cola Bottling Company .........................     1,223,423
                                                                    ------------


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCKS - DOMESTIC
              HEALTH CARE--0.7%
      69,124  Johnson & Johnson ..................................  $  4,383,844
      85,816  OCA Inc. + .........................................       544,932
                                                                    ------------
                                                                       4,928,776
                                                                    ------------
              INSURANCE--17.1%
     316,800  21st Century Insurance Group Inc. ..................     4,308,480
     177,000  American International Group, Inc. .................    11,623,590
     165,125  American National Insurance Company ................    17,199,420
     509,850  Great American Financial Resources Inc. ............     8,856,094
      16,520  Kansas City Life Insurance Company .................       781,396
     119,000  Leucadia National Corporation ......................     8,268,120
      21,600  Merchants Group Inc. ...............................       518,400
     110,000  National Western Life Insurance Company, Class A + .    18,327,100
     414,776  Torchmark Corporation ..............................    23,700,301
     464,287  Transatlantic Holdings Inc. ........................    28,706,865
                                                                    ------------
                                                                     122,289,766
                                                                    ------------
              PHARMACEUTICALS--3.4%
     342,000  Bristol-Myers Squibb Company .......................     8,762,040
     588,510  Pfizer Inc. ........................................    15,825,034
                                                                    ------------
                                                                      24,587,074
                                                                    ------------
              PRINTING AND PUBLISHING--2.6%
   1,177,500  Hollinger International Inc., Class A ..............    18,463,200
                                                                    ------------
              REAL ESTATE--0.3%
      55,225  Ramco-Gershenson Properties Trust, REIT ............     1,781,006
                                                                    ------------
              TELECOMMUNICATIONS--0.7%
      93,600  Commonwealth Telephone Enterprises Inc. + ..........     4,648,176
                                                                    ------------
              TRANSPORTATION/TRANSPORTATION SERVICES--1.5%
     369,982  GATX Corporation ...................................    10,936,668
                                                                    ------------

              TOTAL COMMON STOCK - DOMESTIC
              (COST $273,522,370) ................................   505,700,949
                                                                    ------------

              COMMON STOCK - FOREIGN--18.1%
              ITALY--0.6%
     407,000  Natuzzi SPA, Sponsored ADR .........................     4,415,950
                                                                    ------------


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                                       MARKET
                                                                        VALUE
    SHARES                                                            (NOTE 1)
    ------                                                            --------

              COMMON STOCK - FOREIGN
              JAPAN--1.4%
     136,700  Fukuda Denshi Company Ltd. .........................  $  4,509,086
      86,000  Matsumoto Yushi-Seiyaku Company Ltd. ...............     2,266,029
     118,000  Nippon Konpo Unyu Soko Company Ltd. ................     1,250,590
      78,000  Nitto FC Company Ltd. ..............................       455,958
      63,800  Shikoku Coca-Cola Bottling Company Ltd. ............       859,840
     162,000  Torishima Pump Manufacturing Company Ltd. ..........       856,875
                                                                    ------------
                                                                      10,198,378
                                                                    ------------
              NETHERLANDS--7.5%
   1,052,237  ABN Amro Holding NV, Sponsored ADR .................    27,989,504
     608,000  Heineken Holding NV, Class A .......................    18,387,930
     107,857  Unilever NV, ADR ...................................     7,195,140
                                                                    ------------
                                                                      53,572,574
                                                                    ------------
              SWITZERLAND--3.4%
     356,900  Nestle SA, Registered, Sponsored ADR ...............    23,343,973
      21,332  Novartis AG, ADR ...................................     1,078,119
                                                                    ------------
                                                                      24,422,092
                                                                    ------------
              UNITED KINGDOM--5.2%
     276,000  Diageo PLC, Sponsored ADR ..........................    15,974,880
     136,274  GlaxoSmithKline PLC, Sponsored ADR .................     6,458,025
     364,000  Unilever PLC, Sponsored ADR ........................    14,385,280
                                                                    ------------
                                                                      36,818,185
                                                                    ------------

              TOTAL COMMON STOCK - FOREIGN
              (COST $78,608,508) .................................   129,427,179
                                                                    ------------


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)



                                                                       MARKET
     FACE                                                              VALUE
    VALUE                                                             (NOTE 1)
    ------                                                            --------

              U.S. TREASURY BILL--0.2%
              (COST $1,486,104)
$  1,500,000  2.365% ** due 5/26/05 .............................. $  1,485,458
                                                                   ------------

              REPURCHASE AGREEMENT--11.5%
              (COST $82,387,000)
  82,387,000  Agreement with UBS Warburg LLC, 1.560% dated 12/31/04 to be repurchased at $82,397,710 on 1/3/05, collateralized by $70,126,000 U.S. Treasury Bonds, 6.875% and 6.000% due
              8/15/25 and 2/15/26 (market value $84,036,438) .....   82,387,000
                                                                   ------------
TOTAL INVESTMENTS (COST $436,003,982*) ...................  100.6%  719,000,586
UNREALIZED DEPRECIATION ON FORWARD
   CONTRACTS (NET) .......................................   (0.9)   (6,263,453)
OTHER ASSETS AND LIABILITIES (NET) .......................    0.3     2,189,635
                                                            -----  ------------
NET ASSETS ...............................................  100.0% $714,926,768
                                                            =====  ============

------------
  * AGGREGATE COST FOR FEDERAL TAX PURPOSES.
 ** RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.
  + NON-INCOME PRODUCING SECURITY.

ADR-- AMERICAN DEPOSITORY RECEIPT.
REIT -- REAL ESTATE INVESTMENT TRUST


                         SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  SCHEDULE OF FORWARD EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
December 31, 2004 (Unaudited)


                                                        CONTRACT         MARKET
                                                         VALUE           VALUE
   CONTRACTS                                              DATE          (NOTE 1)
   ---------                                            --------        --------

FORWARD EXCHANGE CONTRACTS TO BUY
    280,000   Great Britain Pound Sterling ........     4/1/05    $     534,611
105,000,000  Japanese Yen .........................    1/20/05        1,026,155
 63,500,000   Japanese Yen ........................     4/1/05          623,684
188,000,000  Japanese Yen .........................     7/6/05        1,861,227
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO BUY
(CONTRACT AMOUNT $3,870,919) ......................               $   4,045,677
                                                                  =============
 FORWARD EXCHANGE CONTRACTS TO SELL
  1,500,000   European Economic Union Euro ........    1/13/05       (2,039,047)
  2,400,000   European Economic Union Euro ........     4/1/05       (3,265,571)
  2,000,000   European Economic Union Euro ........    4/28/05       (2,722,569)
    400,000   European Economic Union Euro ........    5/18/05         (544,755)
    650,000   European Economic Union Euro ........    6/13/05         (885,720)
  4,000,000   European Economic Union Euro ........    6/29/05       (5,452,377)
  7,200,000   European Economic Union Euro ........     7/8/05       (9,816,338)
    500,000   European Economic Union Euro ........    7/13/05         (681,770)
  1,200,000   European Economic Union Euro ........    9/22/05       (1,638,960)
  2,750,000   European Economic Union Euro ........    11/8/05       (3,760,354)
  2,000,000   European Economic Union Euro ........   11/25/05       (2,735,973)
  1,500,000   European Economic Union Euro ........     1/6/06       (2,054,163)
    520,000   Great Britain Pound Sterling ........     4/1/05         (992,849)
  6,000,000   Great Britain Pound Sterling ........     4/8/05      (11,451,802)
  2,500,000   Great Britain Pound Sterling ........    4/28/05       (4,766,644)
  1,000,000   Great Britain Pound Sterling ........     1/6/06       (1,887,815)
105,000,000   Japanese Yen ........................    1/20/05       (1,026,155)
 63,500,000   Japanese Yen ........................     4/1/05         (623,684)
325,000,000   Japanese Yen ........................     7/6/05       (3,217,546)
250,000,000   Japanese Yen ........................    7/13/05       (2,476,589)
605,000,000   Japanese Yen ........................     8/1/05       (6,003,571)
  2,700,000   Swiss Franc .........................    1/20/05       (2,376,790)
  2,800,000   Swiss Franc .........................    2/17/05       (2,468,188)
    420,000   Swiss Franc .........................     4/1/05         (371,092)
  4,000,000   Swiss Franc .........................    4/28/05       (3,539,508)
  1,250,000   Swiss Franc .........................    5/18/05       (1,107,468)
  1,000,000   Swiss Franc .........................     7/6/05         (888,607)
  1,000,000   Swiss Franc .........................    8/16/05         (890,778)
                                                                  -------------
TOTAL FORWARD EXCHANGE CONTRACTS TO SELL
(CONTRACT AMOUNT $73,248,472) .....................               $ (79,686,683)
                                                                  =============


                        SEE NOTES TO PORTFOLIO HOLDINGS

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Fund's investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange or through any system providing for same day publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price or the Nasdaq Official Close Price ("NOCP"), when appropriate, prior to the close of regular trading. Portfolio securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Portfolio securities and other assets for which there are no reported sales on the valuation date are valued at the mean between the last asked price and the last bid price prior to the close of regular trading. When the Investment Adviser determines that the last sale price prior to valuation or the NOCP does not reflect current market value, the Investment Adviser will determine the market value of those securities or assets in accordance with industry practice and other factors considered relevant by the Investment Adviser. All other securities and assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     REPURCHASE AGREEMENTS The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Fund has entered into forward exchange contracts for non-trading purposes in order to reduce its exposure to fluctuations in foreign currency exchange on its portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the
--------------------------------------------------------------------------------

TWEEDY, BROWNE AMERICAN VALUE FUND
--------------------------------------------------------------------------------
  NOTES TO PORTFOLIO HOLDINGS DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis

2.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $293,628,582 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $10,631,978.

--------------------------------------------------------------------------------
                                       23

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              FEBRUARY 17, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ CHRISTOPHER H. BROWNE
                         -------------------------------------------------------
                           Christopher H. Browne, President
                           (principal executive officer)

Date              FEBRUARY 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date              FEBRUARY 17, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.